As filed with the Securities and Exchange Commission on September 27, 2012

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

(Check appropriate box or boxes)

Pre-Effective Amendment No.

Post-Effective Amendment No.

HERCULES TECHNOLOGY GROWTH CAPITAL, INC.

(Exact name of Registrant as specified in charter)

400 Hamilton Avenue, Suite 310

Palo Alto, CA 94301

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (650) 289-3060

Manuel A. Henriquez

Chief Executive Officer

Hercules Technology Growth Capital, Inc.

400 Hamilton Avenue, Suite 310

Palo Alto, CA 94301

(Name and address of agent for service)

COPIES TO:

Cynthia M. Krus

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-179431.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Each Class of Securities to be Registered	Amount To Be Registered (1)(2)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price (2)	Amount of Registration Fee (2)
Common Stock, $0.001 par value per share			$5,852,100	$671.00

(1)	Includes common shares that may be offered to certain underwriters pursuant to an option to cover over-allotments, if any.
(2)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Hercules Technology Growth Capital, Inc. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-179431), including the exhibits thereto, filed on February 8, 2012 and declared effective on March 29, 2012, as amended by pre-effective and post-effective amendments thereto (the “Prior Registration Statement”) and includes the registration statement facing page, the signature pages, an exhibit index, a legal opinion, the accountants’ consents and the other documents listed on the exhibit index.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Palo Alto, and State of California, on the 27th day of September, 2012.

HERCULES TECHNOLOGY GROWTH CAPITAL, INC.

/S/ MANUEL A. HENRIQUEZ
Manuel A. Henriquez Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MANUEL A. HENRIQUEZ Manuel A. Henriquez	Chairman of the Board, President and Chief Executive Officer (principal executive officer)	September 27, 2012

/S/ JESSICA BARON Jessica Baron	Chief Financial Officer (principal financial and accounting officer)	September 27, 2012

* Allyn C. Woodward, Jr.	Director	September 27, 2012

* Joseph W. Chow	Director	September 27, 2012

* Robert P. Badavas	Director	September 27, 2012

*	Signed by Manuel A. Henriquez as attorney-in-fact.

EXHIBIT INDEX

(l)	Opinion and Consent of Sutherland, Asbill & Brennan LLP

(n)(1)	Consent of Independent Registered Public Accounting Firm (PwC)

(n)(2)	Consent of Independent Registered Public Accounting Firm (E&Y)